Financial Instruments - Counterparty Credit Risk Management Narrative (Details) $ in Millions	Dec. 31, 2025 CAD ($) customer	Dec. 31, 2024 CAD ($) customer	Dec. 31, 2023 CAD ($) customer
Disclosure of detailed information about financial instruments [line items]
Number of customers, major international energy companies with investment grade ratings | customer	2	1	3
Expected credit loss rate	2.00%	2.00%
Derivative financial asset (liability), net	$ (65)	$ 5	$ 9
Credit risk
Disclosure of detailed information about financial instruments [line items]
Derivative financial asset (liability), net	$ 0	$ 11